RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of major related parties and their relationship with the Group

Company name	Relationship with the Group	Major transaction with the Group

Pucheng Credit Assessment and Management (Beijing) Co., Ltd. (“Pucheng Credit”)	Subsidiary of Consolidated VIE of CreditEase	Collection services, management consulting services, customers acquisition and referral services and related party loans

Puxin	Subsidiary of CreditEase	System support services and sales of goods

Zhuoyue	Consolidated VIE of CreditEase	Customers acquisition and referral services and related party loans

Beijing Zhicheng Credit Service Co., Ltd. (“Beijing Zhicheng”)	Consolidated VIE of CreditEase	Credit assessment services

Zhicheng A’Fu Technology Development Co.,Ltd. (“Zhicheng A’Fu”)	Consolidated VIE of CreditEase	Credit assessment services

Hengcheng	Consolidated VIE of CreditEase (from January 2021)	Post-loan management services, technical services and acquisition and referral services

CreditEase Bocheng Insurance Sales and Service Co., Ltd. (“Bocheng”)	Consolidated VIE of CreditEase	Customers acquisition and referral services

Huichuang Financial Leasing (Shanghai) Co., Ltd.	Subsidiary of CreditEase	Customers acquisition and referral services

Xinda Hongtao Technology Development (Beijing) Co., Ltd. (“Xinda Hongtao”)	Consolidated VIE of CreditEase	Customers acquisition and referral services

Zhehao Asset Management (Shanghai)Co., Ltd. (“Zhehao”)	Consolidated VIE of CreditEase	Fund distribution services

Beijing Hanfu Asset Management Co., Ltd. (“Hanfu”)	Consolidated VIE of CreditEase	Fund distribution services

CreditEase Qixiang Technology (Beijing) Co., Ltd. (“CreditEase Qixiang”)	Consolidated VIE of CreditEase	Rental of equipment and disposal of loan receivables and the beneficial rights in the consolidated ABFE

Beijing Yuying Asset Management Co., Ltd.	Consolidated VIE of CreditEase	Fund distribution services

Creditease Puze (Beijing) Fund Sales Co., Ltd. (“Creditease Puze”)	Subsidiary of CreditEase	Customers acquisition and referral services

Hengda Hongyuan International Technology Development (Beijing) Co., Ltd.	Subsidiary of CreditEase	Financing services through transfer of financial lease receivables

Huimin	Consolidated VIE of CreditEase (from November 2019)	Customer hotline services

Chongqing Chengyuan Future E-commerce Service Co., Ltd	Consolidated VIE of CreditEase	System support services

Hainan CreditEase Puhui Small Loan Co., Ltd. (“Hainan CreditEase”)	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Toumi Technology Development (Beijing) Co., Ltd.	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

CreditEase Securities (HK) Limited.	Subsidiary of Consolidated VIE of CreditEase	Management consulting services

Good Hope Entry-Exit Consulting Service (Beijing) Co., Ltd.	Consolidated VIE of CreditEase	Customers acquisition and referral services

Lord Abbett China Asset Management Co., Ltd.	Subsidiary of Consolidated VIE of CreditEase	Fund distribution services

Shenzhen Puze Zhongfu Asset Management Co., Ltd.(“Puze Zhongfu”)	Subsidiary of CreditEase	Fund distribution services

Schedule of cost and expense incurred for services provided by CreditEase, its subsidiaries and affiliates

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Customers acquisition and referral services	464,140	387,843	281,633
System support services	179,458	164,671	135,118
Credit assessment services	19,025	8,022	56,957
Collection services	296,493	421,726	17,943
Rental of equipment	4,384	—	—
Management consulting services	3,000	669	—
Customer calling center services	—	40,287	—
Total costs and expenses	966,500	1,023,218	491,651

Schedule of revenue derived from services provided by CreditEase, its subsidiaries and affiliates

Revenue derived from services provided by the Group to CreditEase, its subsidiaries and affiliates for the years ended December 31, 2019, 2020 and 2021 is recorded as other revenue and is as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Customers acquisition and referral service	28,547	138,438	442,570
Technical services	—	—	85,832
Post-loan management services	—	—	44,586
Fund distribution services	113,930	7,004	—
Sales of goods	—	—	170
Total revenue	142,477	145,442	573,158

Schedule of amount of loans collected from/(issued to) related party

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Pucheng Credit	100,000	—	—
Zhuoyue	4,500	—	—
Total	104,500	—	—

Schedule of amount of loans received from/ (repaid to) related party

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Zhuoyue	706,250	—	—
Pucheng Credit	1,000	—	—
Fuan Yida	(68,000)	—	—
Hengda Hongyuan (a)	—	361,500	(26,700)
Total	639,250	361,500	(26,700)
(a)Amounts related to transfer financial receivable to related party which only include principal, as discussed in Note 9.

Schedule of related party balances

Details of related party balances as of December 31, 2020 and 2021 are as follows:

(i)	Amounts due from related parties

	December 31,	December 31,
	2020	2021
	RMB	RMB
Zhuoyue (Note a)	90,814	467,214
Puxin (Note b)	65,542	123,261
Hengcheng (Note c)	579,633	144,961
Huichuang (Note d)	105,130	109,499
Hainan Xiaodai (Note d)	3,512	16,185
Creditease Puze (Note d)	2,282	5,093
Others	37,093	13,043
Total	884,006	879,256

(ii)	Amounts due to related parties

	December 31,	December 31,
	2020	2021
	RMB	RMB
Hengda Hongyuan (Note e)	367,134	340,216
Pucheng Credit (Note b)	34,834	31,141
Hengcheng(Note c)	379,202	16,361
Huicong International(Note b)	51,798	15,974
Puxin (Note b)	9,540	—
Zhuoyue (Note b)	75,017	—
Others	52,784	30,435
Total	970,309	434,127

(a)	Amounts relate to the prepayment of referral services provided by the related parties and referral services provided to related party as of December 31, 2020 and 2021, respectively.
(b)	Amounts relate to the provision of credit assessment, collection, system support, identity verification, referral services and trust investment provided by the related parties.
(c)	Amounts due from and due to Hengcheng were related to the disposal of Huimin as discussed in Note 1 and customer services provided.
(d)	Amounts related to the referral services provided to the related parties.
(e)	In 2021, based on the financing arrangement with Haijin Yichuang, RMB340,216 related to financing receivables was transferred to related party, which includes the principal and interests.